Segmented Information - Summary of External Revenues by Automotive Products and Services (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Segment Reporting Information [Line Items]
Sales	$ 38,946	$ 36,445
Body Systems and Chassis Systems [Member]
Segment Reporting Information [Line Items]
Sales	9,744	9,157
Powertrain Systems [Member]
Segment Reporting Information [Line Items]
Sales	6,773	6,489
Exterior Systems [Member]
Segment Reporting Information [Line Items]
Sales	5,325	5,272
Seating Systems [Member]
Segment Reporting Information [Line Items]
Sales	5,203	5,079
Tooling, Engineering and Other [Member]
Segment Reporting Information [Line Items]
Sales	3,397	3,078
Complete Vehicle Assembly [Member]
Segment Reporting Information [Line Items]
Sales	2,944	2,190
Vision and Electronic Systems [Member]
Segment Reporting Information [Line Items]
Sales	2,891	2,768
Closure Systems [Member]
Segment Reporting Information [Line Items]
Sales	$ 2,669	$ 2,412